Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of balance sheet impact of leases

For lease agreements entered into or reassessed after the adoption of the new leases standard, we combine lease and nonlease components.

Classification	2022	2021

	(dollars in thousands)
Right-of-use assets - Finance leases
Right-of-use assets	$302,732	$302,732
Less: Accumulated provision for depreciation	(272,876)	(267,606)
Total finance lease assets	$29,856	$35,126

Lease liabilities - Finance leases
Obligations under finance leases	$52,937	$61,335
Long-term debt and finance leases due within one year	8,398	7,541
Total finance lease liabilities	$61,335	$68,876

Classification	2022	2021

	(dollars in thousands)
Right-of-use assets - Operating leases
Electric plant in service, net	$3,326	$2,293
Total operating lease assets	$3,326	$2,293

Lease liabilities - Operating leases
Capitalization - Other	$2,256	$1,550
Other current liabilities	1,164	838
Total operating lease liabilities	$3,420	$2,388

Schedule of lease cost

		2022	2021

		(dollars in thousands)
Lease Cost	Classification
Finance lease cost:
Amortization of leased assets	Depreciation and amortization	$7,542	$6,420
Interest on lease liabilities	Interest expense	$7,408	$8,177

Operating lease cost	Inventory(1) & production expense	$995	$1,079
Total lease cost		$15,945	$15,676
(1)

The majority of our operating lease costs relate to our railcar leases and such costs are added to the cost of our fossil-fuel inventories and are recognized in fuel expense as the inventories are consumed.

	December 31, 2022	December 31, 2021
Lease Term and Discount Rate

Weighted-average remaining lease term (in years):
Finance leases	5.94	6.90
Operating leases	6.44	8.01

Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	5.52%	4.73%

Summary of lease terms and discount rates
Schedule of cash paid for amounts included in the measurement of lease liabilities

	2022	2021

	(dollars in thousands)
Other Information:
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$7,408	$8,177
Operating cash flows from operating leases	$1,009	$1,129
Financing cash flows from finance leases	$7,541	$6,772

Right-of-use assets obtained in exchange for new operating lease liabilities	$1,954	$—

Schedule of maturities of finance operating lease liabilities

Maturity analysis of our finance and operating lease liabilities as of December 31, 2022 is as follows:

Year Ending December 31,	Finance Leases	Operating Leases	Total

	(dollars in thousands)
2023	$14,949	$1,324	$16,273
2024	14,949	850	15,799
2025	14,949	641	15,590
2026	14,949	350	15,299
2027	14,949	72	15,021
Thereafter	10,683	868	11,551
Total lease payments	$85,428	$4,105	$89,533
Less: imputed interest	(24,093)	(685)	(24,778)
Present value of lease liabilities	$61,335	$3,420	$64,755

Schedule of lessor's income from leases	Lease income recognized during 2022 and 2021 was as follows:

	2022	2021
Lease income	$6,539	$6,312